Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Repurchase Agreements [Abstract]
Financing Agreements
The following tables present the components of the Company’s Financing agreements at December 31, 2021 and 2020:

	December 31, 2021
(In Thousands)	Unpaid Principal Balance	Amortized Cost Balance	Fair Value/Carrying Value (1)
Financing agreements, at fair value
Agreements with mark-to-market collateral provisions	$1,322,362	$1,322,362	$1,322,362
Agreements with non-mark-to-market collateral provisions	627,026	627,026	628,280
Securitized debt	1,304,912	1,318,593	1,316,131
Total Financing agreements, at fair value	$3,254,300	$3,267,981	$3,266,773

Financing agreements, at carrying value
Securitized debt	$1,340,583		$1,334,342
Agreements with mark-to-market collateral provisions	1,240,510		1,239,937
Agreements with non-mark-to-market collateral provisions	311,977		311,260
Convertible senior notes	230,000		226,470
Total Financing agreements, at carrying value	$3,123,070		$3,112,009
Total Financing agreements	$6,377,370		$6,378,782

	December 31, 2020
(In Thousands)	Unpaid Principal Balance	Amortized Cost Balance	Fair Value/Carrying Value (1)
Financing agreements, at fair value
Agreements with non-mark-to-market collateral provisions	$1,156,899	$1,156,899	$1,159,213
Agreements with mark-to-market collateral provisions	1,338,077	1,338,077	1,338,077
Securitized debt	866,203	857,553	869,482
Total Financing agreements, at fair value	$3,361,179	$3,352,529	$3,366,772

Financing agreements, at carrying value
Securitized debt	$648,300		$645,027
Convertible senior notes	230,000		225,177
Senior notes	100,000		100,000
Total Financing agreements, at carrying value	$978,300		$970,204
Total Financing agreements	$4,339,479		$4,336,976
(1)Financing agreements at fair value are reported at estimated fair value each period as a result of the Company’s fair value option election. Other financing arrangements are reported at their carrying value (amortized cost basis) as the fair value option was not elected on these liabilities. Consequently, Total Financing agreements as presented reflects a summation of balances reported at fair and carrying value.
Schedule of Company's borrowings under repurchase agreements and associated assets pledged as collateral
The following table presents information with respect to the Company’s financing agreements with mark-to-market collateral provisions and associated assets pledged as collateral at December 31, 2021 and 2020:

(Dollars in Thousands)	December 31, 2021	December 31, 2020
Mark-to-market financing agreements secured by residential whole loans	$2,391,602	$1,113,553
Fair value of residential whole loans pledged as collateral under financing agreements (1)	$3,301,288	$1,798,813
Weighted average haircut on residential whole loans (2)	25.27%	34.17%
Mark-to-market financing agreements secured by securities at fair value	$159,148	$213,915
Securities at fair value pledged as collateral under financing agreements	$256,685	$399,999
Weighted average haircut on securities at fair value (2)	37.00%	41.16%
Mark-to-market financing agreements secured by real estate owned	$11,549	$10,609
Fair value of real estate owned pledged as collateral under financing agreements	$34,606	$22,525
Weighted average haircut on real estate owned (2)	58.46%	55.56%

(1)At December 31, 2020, includes Non-Agency MBS with an aggregate fair value of $141.9 million obtained in connection with the Company’s loan securitization transactions that are eliminated in consolidation.
(2)Haircut represents the percentage amount by which the collateral value is contractually required to exceed the loan amount.
Finance Agreements With Non Mark to Market Collateral Provisions and Associated Assets Pledged as Collateral
The following table presents information with respect to the Company’s financing agreements with non-mark-to-market collateral provisions and associated assets pledged as collateral at December 31, 2021 and 2020:

(Dollars in Thousands)	December 31, 2021	December 31, 2020
Non-mark-to-market financing secured by residential whole loans	$928,055	$1,156,125
Fair value of residential whole loans pledged as collateral under financing agreements	$1,420,283	$1,930,283
Weighted average haircut on residential whole loans	29.98%	39.46%
Non-mark-to-market financing secured by real estate owned	$11,485	$3,088
Fair value of real estate owned pledged as collateral under financing agreements	$29,894	$7,441
Weighted average haircut on real estate owned	61.28%	59.73%

Schedule of repricing information about borrowings under repurchase agreements
The following table presents repricing information (excluding the impact of associated derivative hedging instruments, if any) about the Company’s financing agreements that have non-mark-to-market collateral provisions as well as those that have mark-to-market collateral provisions, at December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Amortized Cost Basis	Weighted Average Interest Rate	Amortized Cost Basis	Weighted Average Interest Rate
Time Until Interest Rate Reset
(Dollars in Thousands)
Within 30 days	$3,222,268	2.36%	$2,494,976	3.16%
Over 30 days to 3 months	257,444	2.49	—	—
Over 3 months to 12 months	22,164	4.50	—	—
Over 12 months	—	—	—	—
Total financing agreements	$3,501,876	2.38%	$2,494,976	3.16%

Schedule of information about counterparty for repurchase agreements for which the entity had greater than 5% of stockholders' equity at risk	The following table presents information with respect to each counterparty under financing agreements for which the Company had greater than 5% of stockholders’ equity at risk in the aggregate at December 31, 2021:

	December 31, 2021
	Counterparty Rating (1)	Amount at Risk (2)	Weighted Average Months to Repricing for Repurchase Agreements	Percent of Stockholders’ Equity
Counterparty
(Dollars in Thousands)
Credit Suisse	BBB+/Baa1/A-	$557,688	1	21.9%
Barclays Bank (3)	BBB/Aa3/A	535,524	1	21.1
Wells Fargo	A+/Aa2/AA-	251,079	1	9.9
(1)As rated at December 31, 2021 by S&P, Moody’s and Fitch, Inc., respectively.  The counterparty rating presented is the lowest published rating for these entities.
(2)The amount at risk reflects the difference between (a) the amount loaned to the Company through financing agreements, including interest payable, and (b) the cash and the fair value of the assets pledged by the Company as collateral, including accrued interest receivable on such assets.
(3)Includes amounts at risk with various affiliates of Athene Holding, Ltd., held via participation in a loan syndication administered by Barclays Bank.

Schedule of additional information about assets Pledged as collateral pursuant to borrowings under repurchase agreements and Derivative Hedging Contracts
The following tables present the Company’s assets (based on carrying value) pledged as collateral for its various financing arrangements as of December 31, 2021 and 2020:

	December 31, 2021
	Financing Agreements
(In Thousands)	Non-Mark-to-Market (1)	Mark-to-Market (1)	Securitized	Total
Assets:
Residential whole loans, at carrying value	$693,982	$459,349	$1,476,588	$2,629,919
Residential whole loans, at fair value	706,377	2,810,865	1,525,114	5,042,356
Securities, at fair value	—	256,685	—	256,685
Other assets: REO	25,692	29,374	35,379	90,445
Total	$1,426,051	$3,556,273	$3,037,081	$8,019,405

	December 31, 2020
	Financing Agreements
(In Thousands)	Non-Mark-to-Market (1)	Mark-to-Market (1)	Securitized	Total
Assets:
Residential whole loans, at carrying value	$1,497,281	$1,207,364	$1,436,316	$4,140,961
Residential whole loans, at fair value	430,183	396,817	382,349	1,209,349
Securities, at fair value	—	399,999	—	399,999
Other assets: REO	—	—	49,477	49,477
Total	$1,927,464	$2,004,180	$1,868,142	$5,799,786
(1)An aggregate of $25.7 million and $24.6 million of accrued interest on those assets pledged against non-mark-to-market and mark-to-market financings agreements had also been pledged as of December 31, 2021 and 2020, respectively.